SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	May 11, 2015	Apr. 01, 2015	Aug. 31, 2016	May 16, 2016	Aug. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011	Apr. 30, 2016	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term						5 years
Vesting term						4 years
Ordinary shares available for future option grants						803,034
Number of shares issued under private placement	227,271			648,475
Value of shares issued under private placement	$ 500			$ 700		$ 700
Weighted average grant-date fair value of options granted						$ 1.21	$ 1.21
Total compensation cost related to options granted						$ 205	$ 170	$ 84
Total unrecognized compensation cost related to non-vested share-based compensation arrangements						$ 314
1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance						750,000
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance			1,446,957			946,957				80,000
Ordinary shares available for future option grants						446,958
Additional number of shares authorized for issuance			500,000		500,000
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance						550,000					200,000
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee						150,000
Additional number of shares authorized for issuance					150,000				200,000
Vexigo Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares related to acquisition		3,115,090
Percentage of entity's outstanding ordinary shares to be issued to acquiree post-closing		40.00%
Value of shares issued under private placement				$ 400		$ 400
Vexigo Ltd [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of entity''s outstanding ordinary shares acquired		2.00%
Number of shares called by warrants		93,453
Warrant exercise price		$ 0.96
Warrant term		5 years
Options to non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price						$ 0.88
Exercise of stock options, shares
Total stock-based compensation expense						$ 18